Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company deferred tax assets and liabilities are as follows:

	December 31,
	2025	2024

Net operating loss carryforward	$3,667,668	$2,066,962
Research and development expenses	308,267	205,513
Provision for warranty	3,450	3,450
Provision for vacation and convalescence	84,486	82,579
Provision for severance, net	64,333	60,911
Provision for credit losses	203,876	186,377
Issuance cost	-	203,045
Operating lease liabilities	82,438	109,368

Deferred tax assets before valuation allowance	4,414,518	2,918,205

Valuation allowance	(4,332,080)	(2,808,837)

Net deferred tax assets	82,438	109,368

Operating lease right of use assets	(82,438)	(109,368)

Total deferred tax liability	(82,438)	(109,368)

Net deferred tax assets	$-	$-

Schedule of Net Changes in the Total Valuation Allowance

The net changes in the total valuation allowance as of December 31, 2025 and 2024, are comprised as follows:

	December 31,
	2025	2024

Balance at beginning of year	$2,918,205	$2,473,359
Additions during the year	1,496,313	444,846

Balance at the end of year	$4,414,518	$2,918,205

Schedule of Reconciliation of the Provision for Income Taxes

A reconciliation of the provision for income taxes to the amount computed by applying the 23% statutory Israeli income tax rate to income before income taxes after the adoption of ASU 2023-09 is as follows:

	December 31, 2025
	Amount	%

Tax at Israeli Statutory Rate	$(1,244,144)	23%

Changes in valuation allowances	721,001	13%
Non-taxable or non-deductible items: Foreign exchange differences	(94,188)	2%
Other	42,752	1%
Preferred Technological Enterprise tax	574,579	11%

Balance at the end of year	$-	0%